NON-CONTROLLING INTERESTS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 01, 2014	Jul. 31, 2014	May 01, 2013
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interests (Note 18)	1,583	1,417
Non-controlling interests included in the Consolidated Statement of Income
Portland	151	105	96
TC PipeLines, LP
Additional information
Fees received for services provided	3	3	3
Portland
Additional information
Fees received for services provided	8	7	7
Noncontrolling Interest
Non-controlling interests included in the Consolidated Statement of Income
Portland	15	12	5
Noncontrolling Interest | TC PipeLines, LP
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interests (Note 18)	1,479	1,323
Non-controlling interests included in the Consolidated Statement of Income
Portland	136	93	91
Additional information
Percentage of non-controlling interests				71.70%	71.10%	66.70%
Noncontrolling Interest | Portland
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interests (Note 18)	104	94
Non-controlling interests included in the Consolidated Statement of Income
Portland	15	12	5
Additional information
Percentage of non-controlling interests	38.30%	38.30%	38.30%